Property, Equipment and Software, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property, equipment and software
At cost	¥ 3,622,110	$ 525,157	¥ 3,164,158
Less: accumulated depreciation	(2,577,263)	(373,668)	(960,835)
Property, equipment and software, net	1,044,847	151,489	2,203,323
Computer equipment, office equipment and purchased software
Property, equipment and software
At cost	3,591,861	520,771	3,135,385
Leasehold improvement
Property, equipment and software
At cost	¥ 30,249	$ 4,386	¥ 28,773